Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,386,000.00
Previously Paid Amount	0.00
Total Fee Amount	605.71
Total Offset Amount	0.00
Net Fee	605.71
Narrative - Max Aggregate Offering Price	$ 4,386,000.00
Final Prospectus	true